Financial Instruments - Summary of Supplier Finance Included in All Trade Payables (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying amount of trade payables that are part of a supplier finance arrangement
Categories of financial liabilities [abstract]
Financial liabilities	$ 4,973	$ 2,416	$ 3,697
Of which suppliers have received payment
Categories of financial liabilities [abstract]
Financial liabilities	$ 680	$ 823	$ 2,831